Disposal of Part of Ownership Interest in Subsidiary without Losing Control (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 TWD ($)
Disclosure Of Disposal of Part of Ownership Interest in Subsidiary without Losing Control [Abstract]
Consideration received	$ 1,776,984
Carrying value of the equity interest disposed of	(1,190,529)
Capital surplus - changes in ownership interest of subsidiary	(12,099)
Other equity - effect from foreign currency translation differences arising from foreign operations	(56,160)
Capital surplus - differences between consideration and carrying amount arising from disposal of interest in subsidiary	$ 518,196